Schedule of Investments(a)
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.33%
EchoStar Corp., Class A(b)(c)	89,537	$1,587,491
Telephone and Data Systems, Inc.	118,238	4,062,658
United States Cellular Corp.(b)(c)	46,721	2,895,300
		8,545,449
Consumer Discretionary-11.49%
Acushnet Holdings Corp.	35,430	2,417,743
Adtalem Global Education, Inc.(b)	23,702	3,129,375
American Public Education, Inc.(b)(c)	206,702	6,087,374
Asbury Automotive Group, Inc.(b)	10,565	2,407,869
Boyd Gaming Corp.	49,033	3,676,004
Build-A-Bear Workshop, Inc.(c)	63,245	3,228,025
Cavco Industries, Inc.(b)	4,559	1,976,760
Champion Homes, Inc.(b)	39,539	2,585,851
Grand Canyon Education, Inc.(b)	13,819	2,734,020
Group 1 Automotive, Inc.	16,342	6,927,701
Groupon, Inc.(b)(c)	139,415	4,061,159
Latham Group, Inc.(b)(c)	363,476	2,053,639
Laureate Education, Inc., Class A(b)	119,328	2,684,880
Life Time Group Holdings, Inc.(b)	75,941	2,171,913
Lincoln Educational Services Corp.(b)(c)	154,690	3,681,622
Monarch Casino & Resort, Inc.	29,108	2,437,504
Ollie’s Bargain Outlet Holdings, Inc.(b)	21,899	2,440,643
Patrick Industries, Inc.(c)	27,557	2,366,044
Perdoceo Education Corp.	96,260	3,276,690
Stride, Inc.(b)(c)	21,701	3,285,314
Universal Technical Institute, Inc.(b)	200,101	7,109,588
Urban Outfitters, Inc.(b)	47,504	3,320,530
		74,060,248
Consumer Staples-2.43%
Andersons, Inc. (The)	53,563	1,902,022
Chefs’ Warehouse, Inc. (The)(b)	44,784	2,856,324
Interparfums, Inc.	19,117	2,604,118
Seneca Foods Corp., Class A(b)	26,807	2,528,168
Turning Point Brands, Inc.	40,715	3,025,939
United Natural Foods, Inc.(b)	90,355	2,762,152
		15,678,723
Energy-6.26%
Archrock, Inc.	261,274	6,505,723
Aris Water Solutions, Inc., Class A	103,350	2,277,834
CNX Resources Corp.(b)(c)	78,404	2,530,881
Comstock Resources, Inc.(b)(c)	118,657	2,764,708
Gulfport Energy Corp.(b)	13,003	2,490,075
Hallador Energy Co.(b)(c)	195,390	3,370,477
Kinetik Holdings, Inc., Class A	154,112	6,864,148
Natural Gas Services Group, Inc.(b)	104,322	2,500,598
NextDecade Corp.(b)(c)	257,949	2,135,818
PrimeEnergy Resources Corp.(b)(c)	31,679	6,117,215
Sable Offshore Corp.(b)	95,626	2,752,116
		40,309,593
Financials-24.07%
Amalgamated Financial Corp.	79,644	2,406,842
Assured Guaranty Ltd.	30,179	2,551,634
AXIS Capital Holdings Ltd.	24,680	2,561,784
Axos Financial, Inc.(b)	36,374	2,529,448
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	54,055	2,082,739
BancFirst Corp.	21,193	2,621,680
Bancorp, Inc. (The)(b)	42,836	2,188,920
Capital Bancorp, Inc.(c)	81,118	2,620,111
	Shares	Value
Financials-(continued)
CNO Financial Group, Inc.	56,677	$2,151,459
Coastal Financial Corp.(b)	54,664	4,804,419
Enova International, Inc.(b)	54,866	5,084,432
Equity Bancshares, Inc., Class A	57,467	2,237,765
Esquire Financial Holdings, Inc.	37,787	3,428,792
EZCORP, Inc., Class A(b)	177,045	2,381,255
Federal Agricultural Mortgage Corp., Class C	12,101	2,255,868
First Bancorp	127,907	2,555,582
First Business Financial Services, Inc.	48,780	2,379,001
Goosehead Insurance, Inc., Class A	20,422	2,210,886
Greenlight Capital Re Ltd., Class A(b)(c)	173,335	2,502,957
Hancock Whitney Corp.	44,720	2,444,842
HCI Group, Inc.(c)	24,524	4,138,916
Heritage Insurance Holdings, Inc.(b)	625,613	15,308,750
Hippo Holdings, Inc.(b)	94,031	2,215,370
Lemonade, Inc.(b)(c)	67,519	2,261,887
Metropolitan Bank Holding Corp.(b)	42,141	2,725,259
Mr. Cooper Group, Inc.(b)	87,148	11,288,280
Northeast Bank	77,007	6,455,497
Northrim BanCorp, Inc.	31,688	2,902,621
OFG Bancorp	79,840	3,284,618
Oppenheimer Holdings, Inc., Class A(c)	38,278	2,499,171
Palomar Holdings, Inc.(b)	18,259	3,130,871
Pathward Financial, Inc.	34,660	2,705,213
Piper Sandler Cos.	10,691	2,688,252
PJT Partners, Inc., Class A(c)	16,376	2,467,208
QCR Holdings, Inc.	31,660	2,130,718
Root, Inc., Class A(b)(c)	23,151	3,032,550
SiriusPoint Ltd. (Sweden)(b)	171,584	3,361,331
Skyward Specialty Insurance Group, Inc.(b)	47,437	3,005,134
SLM Corp.	77,712	2,515,537
South Plains Financial, Inc.	70,466	2,534,662
StepStone Group, Inc., Class A	41,911	2,424,551
StoneX Group, Inc.(b)	36,414	3,082,627
Third Coast Bancshares, Inc.(b)(c)	69,299	2,124,707
Tiptree, Inc.	186,549	4,137,657
Unity Bancorp, Inc.	55,527	2,454,571
Victory Capital Holdings, Inc., Class A	100,616	6,239,198
		155,115,572
Health Care-22.54%
Adaptive Biotechnologies Corp.(b)(c)	320,706	3,053,121
ADMA Biologics, Inc.(b)	491,804	9,757,391
Akero Therapeutics, Inc.(b)(c)	54,450	2,703,442
Aldeyra Therapeutics, Inc.(b)(c)	410,087	881,687
Alignment Healthcare, Inc.(b)	174,730	2,685,600
Amneal Pharmaceuticals, Inc.(b)	726,428	5,317,453
Anavex Life Sciences Corp.(b)(c)	243,771	1,835,596
Arcutis Biotherapeutics, Inc.(b)(c)	140,988	1,838,484
Avidity Biosciences, Inc.(b)(c)	153,251	4,747,716
Axogen, Inc.(b)	178,654	1,945,542
Axsome Therapeutics, Inc.(b)	32,577	3,425,797
BioLife Solutions, Inc.(b)	91,846	2,009,590
Bioventus, Inc., Class A(b)	236,660	1,533,557
Brookdale Senior Living, Inc.(b)	383,052	2,493,669
ChromaDex Corp.(b)	317,997	3,440,728
Corcept Therapeutics, Inc.(b)(c)	48,736	3,779,964
CorMedix, Inc.(b)(c)	249,512	3,029,076
CorVel Corp.(b)	31,848	3,543,727
Delcath Systems, Inc.(b)(c)	378,089	6,128,823
Doximity, Inc., Class A(b)	37,874	1,972,857
Guardant Health, Inc.(b)	51,538	2,093,474
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Krystal Biotech, Inc.(b)(c)	23,240	$2,927,310
LeMaitre Vascular, Inc.	27,729	2,279,324
MeiraGTx Holdings PLC(b)(c)	301,100	1,541,632
Merit Medical Systems, Inc.(b)	27,625	2,625,204
Merus N.V. (Netherlands)(b)	51,693	2,898,426
Mineralys Therapeutics, Inc.(b)(c)	139,910	2,179,798
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)	107,316	1,943,493
Ocular Therapeutix, Inc.(b)(c)	334,715	2,681,067
OptimizeRx Corp.(b)(c)	272,524	3,308,441
Organogenesis Holdings, Inc.(b)(c)	461,654	1,264,932
Pacira BioSciences, Inc.(b)	96,343	2,489,503
Pediatrix Medical Group, Inc.(b)	164,417	2,326,501
Phibro Animal Health Corp., Class A	104,983	2,563,685
Prestige Consumer Healthcare, Inc.(b)	28,016	2,400,131
Protagonist Therapeutics, Inc.(b)	44,958	2,134,156
PTC Therapeutics, Inc.(b)	41,462	2,011,736
Replimune Group, Inc.(b)	203,537	1,827,762
Rhythm Pharmaceuticals, Inc.(b)	46,922	2,877,726
Rigel Pharmaceuticals, Inc.(b)(c)(d)	115,273	2,213,242
Soleno Therapeutics, Inc.(b)(c)	192,195	14,097,503
TG Therapeutics, Inc.(b)(c)	127,985	4,493,553
Travere Therapeutics, Inc.(b)(c)	141,996	2,132,780
Trevi Therapeutics, Inc.(b)(c)	360,559	2,347,239
TruBridge, Inc.(b)	97,579	2,335,065
uniQure N.V. (Netherlands)(b)	193,551	2,800,683
Vericel Corp.(b)	49,348	2,037,826
Xeris Biopharma Holdings, Inc.(b)	454,733	2,246,381
		145,202,393
Industrials-17.12%
Armstrong World Industries, Inc.	16,365	2,546,885
AZZ, Inc.	27,957	2,535,420
Barrett Business Services, Inc.	58,177	2,404,165
Bloom Energy Corp., Class A(b)(c)	99,087	1,830,137
Casella Waste Systems, Inc., Class A(b)(c)	87,890	10,301,587
CBIZ, Inc.(b)	80,982	5,850,140
CRA International, Inc.	16,987	3,228,379
DXP Enterprises, Inc.(b)	41,593	3,438,909
Enerpac Tool Group Corp.	53,840	2,308,659
Enpro, Inc.	13,641	2,525,495
ESAB Corp.	19,889	2,446,148
ESCO Technologies, Inc.	14,580	2,642,479
ExlService Holdings, Inc.(b)	105,067	4,832,031
Federal Signal Corp.(c)	38,182	3,591,781
Granite Construction, Inc.(c)	41,565	3,717,989
Griffon Corp.	40,074	2,755,087
Huron Consulting Group, Inc.(b)	17,808	2,543,517
Kadant, Inc.(c)	22,793	7,154,951
Kratos Defense & Security Solutions, Inc.(b)	78,803	2,907,043
Liquidity Services, Inc.(b)	76,454	1,786,730
Matson, Inc.	19,428	2,192,450
Mistras Group, Inc.(b)	232,668	1,756,643
Moog, Inc., Class A	13,354	2,474,630
MRC Global, Inc.(b)	188,339	2,337,287
Mueller Water Products, Inc., Class A	83,070	2,037,707
Pitney Bowes, Inc.	274,322	2,825,517
Preformed Line Products Co.(c)	15,601	2,225,327
REV Group, Inc.	75,678	2,837,168
Rush Enterprises, Inc., Class A	57,109	2,835,462
Ryder System, Inc.	17,527	2,578,747
Standex International Corp.	13,744	2,074,519
Tutor Perini Corp.(b)	156,012	5,753,723
	Shares	Value
Industrials-(continued)
VSE Corp.(c)	30,093	$3,914,798
Willdan Group, Inc.(b)	57,609	3,113,766
		110,305,276
Information Technology-11.11%
ACI Worldwide, Inc.(b)	43,741	2,023,459
ACM Research, Inc., Class A(b)	80,178	1,808,014
AppFolio, Inc., Class A(b)	10,768	2,273,879
Badger Meter, Inc.	22,294	5,533,817
Bel Fuse, Inc., Class B(c)	97,457	7,192,327
Belden, Inc.	22,146	2,351,905
Climb Global Solutions, Inc.	68,368	7,532,444
Hackett Group, Inc. (The)	81,326	1,994,113
InterDigital, Inc.(c)	15,886	3,451,392
Kyndryl Holdings, Inc.(b)	80,430	3,139,987
NETGEAR, Inc.(b)	94,387	2,768,371
NextNav, Inc.(b)(c)	213,858	2,683,918
OSI Systems, Inc.(b)(c)	11,664	2,555,699
PAR Technology Corp.(b)(c)	38,221	2,505,769
Porch Group, Inc.(b)(c)	920,386	8,393,920
Red Violet, Inc.(c)	60,115	2,919,184
ReposiTrak, Inc.(c)	198,140	4,323,415
Rubrik, Inc., Class A(b)	33,008	3,147,313
Sanmina Corp.(b)	29,996	2,540,361
SoundHound AI, Inc., Class A(b)(c)	240,008	2,426,481
		71,565,768
Materials-0.58%
Century Aluminum Co.(b)	119,978	1,858,459
MP Materials Corp.(b)(c)	87,530	1,907,279
		3,765,738
Real Estate-1.94%
NET Lease Office Properties(b)(c)	75,662	2,361,411
Newmark Group, Inc., Class A	186,847	2,057,186
SL Green Realty Corp.	39,945	2,267,678
Tanger, Inc.	117,598	3,504,420
Vornado Realty Trust	60,972	2,296,815
		12,487,510
Utilities-1.08%
Consolidated Water Co. Ltd.	86,725	2,344,177
National Fuel Gas Co.	29,715	2,452,676
Otter Tail Corp.	28,083	2,167,446
		6,964,299
Total Common Stocks & Other Equity Interests (Cost $572,239,254)		644,000,569
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $433,078)	433,078	433,078
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $572,672,332)		644,433,647
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.78%
Invesco Private Government Fund, 4.29%(d)(e)(f)	30,015,828	30,015,828
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(d)(e)(f)	78,108,430	$78,124,052
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $108,141,300)		108,139,880
TOTAL INVESTMENTS IN SECURITIES-116.80% (Cost $680,813,632)		752,573,527
OTHER ASSETS LESS LIABILITIES-(16.80)%		(108,251,543)
NET ASSETS-100.00%		$644,321,984

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,311,230	$(11,878,152)	$-	$-	$433,078	$17,267
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,283,175	313,215,792	(329,483,139)	-	-	30,015,828	1,736,158 *
Invesco Private Prime Fund	125,616,664	626,695,638	(674,164,971)	(12,305)	(10,974)	78,124,052	4,645,805 *
Total	$171,899,839	$952,222,660	$(1,015,526,262)	$(12,305)	$(10,974)	$108,572,958	$6,399,230

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Automobile Components-14.46%
Adient PLC(b)	10,548	$164,443
American Axle & Manufacturing Holdings, Inc.(b)(c)	14,776	64,867
BorgWarner, Inc.	27,385	906,170
Dana, Inc.	16,136	268,342
Dorman Products, Inc.(b)(c)	3,398	439,395
Fox Factory Holding Corp.(b)(c)	5,238	134,355
Gentherm, Inc.(b)	3,893	106,532
LCI Industries	3,183	277,367
Patrick Industries, Inc.(c)	4,217	362,072
PHINIA, Inc.	5,106	221,600
Standard Motor Products, Inc.	2,594	78,598
XPEL, Inc.(b)(c)(d)	2,849	102,478
		3,126,219
Automobiles-0.56%
Winnebago Industries, Inc.	3,568	121,062
Broadline Retail-4.13%
Etsy, Inc.(b)(c)	14,087	779,715
Kohl’s Corp.(c)	13,989	113,731
		893,446
Commercial Services & Supplies-0.73%
Matthews International Corp., Class A(c)	3,894	83,526
Pursuit Attractions and Hospitality, Inc.(b)	2,667	74,383
		157,909
Diversified Consumer Services-11.89%
Adtalem Global Education, Inc.(b)(c)	4,666	616,052
Frontdoor, Inc.(b)	9,489	521,990
Mister Car Wash, Inc.(b)(c)	11,744	83,148
Perdoceo Education Corp.	7,720	262,789
Strategic Education, Inc.(c)	3,040	277,339
Stride, Inc.(b)(c)	5,355	810,693
		2,572,011
Hotels, Restaurants & Leisure-16.69%
BJ’s Restaurants, Inc.(b)(c)	2,867	127,897
Bloomin’ Brands, Inc.(c)	9,489	72,401
Brinker International, Inc.(b)(c)	5,561	959,996
Cheesecake Factory, Inc. (The)(c)	5,873	324,013
Cracker Barrel Old Country Store, Inc.(c)	2,797	160,660
Dave & Buster’s Entertainment, Inc.(b)(c)	3,870	84,985
Golden Entertainment, Inc.(c)	2,585	73,750
Jack in the Box, Inc.(c)	2,370	44,947
Monarch Casino & Resort, Inc.	1,599	133,900
Papa John’s International, Inc.	4,102	185,616
PENN Entertainment, Inc.(b)(c)	18,710	277,469
Sabre Corp.(b)(c)	48,489	122,192
Shake Shack, Inc., Class A(b)	5,011	650,378
Six Flags Entertainment Corp.(c)	11,668	391,578
		3,609,782
Household Durables-19.30%
Cavco Industries, Inc.(b)	1,003	434,896
Century Communities, Inc.(c)	3,424	177,603
Champion Homes, Inc.(b)(c)	6,593	431,182
Dream Finders Homes, Inc., Class A(b)(c)	3,443	71,821
Ethan Allen Interiors, Inc.(c)	2,844	74,314
Green Brick Partners, Inc.(b)	3,858	225,500
Helen of Troy Ltd.(b)(c)	2,872	77,228
Installed Building Products, Inc.(c)	2,905	463,289
La-Z-Boy, Inc.(c)	5,213	218,373
	Shares	Value
Household Durables-(continued)
Leggett & Platt, Inc.(c)	16,889	$153,014
LGI Homes, Inc.(b)(c)	2,600	130,260
M/I Homes, Inc.(b)	3,415	364,073
Meritage Homes Corp.(c)	9,059	576,243
Newell Brands, Inc.	52,031	275,764
Sonos, Inc.(b)	14,965	153,840
Tri Pointe Homes, Inc.(b)(c)	11,747	346,302
		4,173,702
Leisure Products-1.95%
Acushnet Holdings Corp.(c)	3,418	233,244
Sturm, Ruger & Co., Inc.(c)	2,110	76,382
Topgolf Callaway Brands Corp.(b)(c)	17,787	112,770
		422,396
Specialty Retail-23.65%
Academy Sports & Outdoors, Inc.(c)	8,710	356,326
Advance Auto Parts, Inc.(c)	7,425	355,880
American Eagle Outfitters, Inc.(c)	21,843	239,399
Asbury Automotive Group, Inc.(b)(c)	2,451	558,607
Boot Barn Holdings, Inc.(b)(c)	3,829	613,827
Buckle, Inc. (The)	3,759	160,171
Caleres, Inc.	4,226	56,840
Foot Locker, Inc.(b)	10,313	245,037
Group 1 Automotive, Inc.(c)	1,625	688,870
Guess?, Inc.(c)	3,428	35,926
MarineMax, Inc.(b)(c)	2,511	53,233
Monro, Inc.	3,763	57,687
National Vision Holdings, Inc.(b)(c)	9,896	196,040
Sally Beauty Holdings, Inc.(b)(c)	12,812	111,593
Shoe Carnival, Inc.(c)	2,220	42,668
Signet Jewelers Ltd.(c)	5,458	363,339
Sonic Automotive, Inc., Class A(c)	1,838	128,531
Upbound Group, Inc.(c)	6,419	147,252
Urban Outfitters, Inc.(b)(c)	7,044	492,376
Victoria’s Secret & Co.(b)(c)	9,880	209,555
		5,113,157
Textiles, Apparel & Luxury Goods-6.57%
Carter’s, Inc.	4,529	142,075
G-III Apparel Group Ltd.(b)	4,854	141,008
Hanesbrands, Inc.(b)(c)	44,127	218,428
Kontoor Brands, Inc.	6,210	426,006
Oxford Industries, Inc.(c)	1,854	99,523
Steven Madden Ltd.	9,029	222,565
Wolverine World Wide, Inc.	10,062	171,658
		1,421,263
Total Common Stocks & Other Equity Interests (Cost $23,564,861)		21,610,947

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $13,129)	13,129	13,129
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $23,577,990)		21,624,076
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.75%
Invesco Private Government Fund, 4.29%(e)(f)(g)	1,907,338	$1,907,338
Invesco Private Prime Fund, 4.45%(e)(f)(g)	4,740,868	4,741,816
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,649,407)		6,649,154
TOTAL INVESTMENTS IN SECURITIES-130.74% (Cost $30,227,397)		28,273,230
OTHER ASSETS LESS LIABILITIES-(30.74)%		(6,648,164)
NET ASSETS-100.00%		$21,625,066

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,786	$336,096	$(328,753)	$-	$-	$13,129	$317
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,187,096	9,167,768	(9,447,526)	-	-	1,907,338	75,893 *
Invesco Private Prime Fund	5,896,663	9,174,643	(10,328,447)	(327)	(716)	4,741,816	203,114 *
Total	$8,089,545	$18,678,507	$(20,104,726)	$(327)	$(716)	$6,662,283	$279,324

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.36%
Beverages-3.68%
MGP Ingredients, Inc.(b)	15,392	$452,833
National Beverage Corp.(b)	25,731	1,163,813
		1,616,646
Consumer Staples Distribution & Retail-22.93%
Andersons, Inc. (The)(b)	35,312	1,253,929
Chefs’ Warehouse, Inc. (The)(b)(c)	32,804	2,092,239
Grocery Outlet Holding Corp.(b)(c)	106,777	1,450,032
PriceSmart, Inc.	23,417	2,528,568
SpartanNash Co.	37,106	722,083
United Natural Foods, Inc.(c)	65,848	2,012,973
		10,059,824
Food Products-42.80%
B&G Foods, Inc.(b)	86,724	365,108
Cal-Maine Foods, Inc.(b)	45,461	4,361,074
Fresh Del Monte Produce, Inc.	36,889	1,302,919
Freshpet, Inc.(b)(c)	51,139	4,099,302
J&J Snack Foods Corp.(b)	14,527	1,673,075
John B. Sanfilippo & Son, Inc.(b)	9,952	618,417
Simply Good Foods Co. (The)(b)(c)	96,875	3,343,156
Tootsie Roll Industries, Inc.(b)	18,654	665,015
TreeHouse Foods, Inc.(b)(c)	49,661	1,115,386
WK Kellogg Co.(b)	72,866	1,232,893
		18,776,345
Household Products-15.88%
Central Garden & Pet Co.(b)(c)	9,209	332,076
Central Garden & Pet Co., Class A(c)	50,641	1,618,993
Energizer Holdings, Inc.(b)	66,144	1,540,494
WD-40 Co.(b)	14,272	3,477,087
		6,968,650
Personal Care Products-10.02%
Edgewell Personal Care Co.(b)	53,010	1,464,136
	Shares	Value
Personal Care Products-(continued)
Interparfums, Inc.(b)	18,880	$2,571,834
USANA Health Sciences, Inc.(b)(c)	12,110	361,726
		4,397,696
Tobacco-4.05%
Universal Corp.(b)	27,139	1,774,619
Total Common Stocks & Other Equity Interests (Cost $48,744,943)		43,593,780

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $2,602)	2,602	2,602
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.37% (Cost $48,747,545)		43,596,382
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.13%
Invesco Private Government Fund, 4.29%(d)(e)(f)	4,037,694	4,037,694
Invesco Private Prime Fund, 4.45%(d)(e)(f)	10,494,834	10,496,933
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,534,627)		14,534,627
TOTAL INVESTMENTS IN SECURITIES-132.50% (Cost $63,282,172)		58,131,009
OTHER ASSETS LESS LIABILITIES-(32.50)%		(14,257,302)
NET ASSETS-100.00%		$43,873,707

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,124	$2,017,108	$(2,019,630)	$-	$-	$2,602	$1,040
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,910,929	$31,428,251	$(31,301,486)	$-	$-	$4,037,694	$135,523 *
Invesco Private Prime Fund	10,205,850	68,949,429	(68,656,120)	(695)	(1,531)	10,496,933	362,014 *
Total	$14,121,903	$102,394,788	$(101,977,236)	$(695)	$(1,531)	$14,537,229	$498,577

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Energy Equipment & Services-41.20%
Archrock, Inc.	194,748	$4,849,225
Atlas Energy Solutions, Inc.(b)	82,442	1,001,670
Bristow Group, Inc.(b)(c)	28,257	826,800
Cactus, Inc., Class A	74,145	3,039,945
Core Laboratories, Inc.(b)	53,753	577,845
Helix Energy Solutions Group, Inc.(b)(c)	164,125	1,015,934
Helmerich & Payne, Inc.(b)	106,959	1,631,125
Innovex International, Inc.(b)(c)	44,456	613,493
Liberty Energy, Inc., Class A	186,468	2,161,164
Oceaneering International, Inc.(b)(c)	116,364	2,219,061
Patterson-UTI Energy, Inc.	343,867	1,898,146
ProPetro Holding Corp.(b)(c)	90,977	491,276
RPC, Inc.(b)	94,822	421,009
Tidewater, Inc.(b)(c)	55,428	2,201,046
		22,947,739
Oil, Gas & Consumable Fuels-58.50%
California Resources Corp.	79,286	3,502,063
Comstock Resources, Inc.(b)(c)	104,307	2,430,353
Core Natural Resources, Inc.	56,392	3,907,966
Crescent Energy Co., Class A(b)	209,946	1,761,447
CVR Energy, Inc.	39,238	917,777
Dorian LPG Ltd.	41,763	894,146
International Seaways, Inc.	46,302	1,715,489
Magnolia Oil & Gas Corp., Class A(b)	212,435	4,567,352
Northern Oil and Gas, Inc.(b)	93,887	2,495,516
Par Pacific Holdings, Inc.(b)(c)	64,231	1,386,747
Peabody Energy Corp.	139,869	1,840,676
REX American Resources Corp.(c)	17,748	747,901
SM Energy Co.(b)	127,298	2,981,319
Talos Energy, Inc.(b)(c)	142,541	1,146,030
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Vital Energy, Inc.(b)(c)	30,959	$460,670
World Kinect Corp.(b)	66,673	1,826,173
		32,581,625
Total Common Stocks & Other Equity Interests (Cost $79,080,184)		55,529,364

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $67,792)	67,792	67,792
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $79,147,976)		55,597,156
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.48%
Invesco Private Government Fund, 4.29%(d)(e)(f)	4,797,746	4,797,746
Invesco Private Prime Fund, 4.45%(d)(e)(f)	12,734,198	12,736,745
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,534,939)		17,534,491
TOTAL INVESTMENTS IN SECURITIES-131.30% (Cost $96,682,915)		73,131,647
OTHER ASSETS LESS LIABILITIES-(31.30)%		(17,433,599)
NET ASSETS-100.00%		$55,698,048

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,006,455	$(1,938,663)	$-	$-	$67,792	$1,091
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,734,027	41,506,190	(45,442,471)	-	-	4,797,746	246,887 *
Invesco Private Prime Fund	22,785,041	58,844,999	(68,889,871)	(1,420)	(2,004)	12,736,745	666,689 *
Total	$31,519,068	$102,357,644	$(116,271,005)	$(1,420)	$(2,004)	$17,602,283	$914,667

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
May 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Banks-33.42%
Ameris Bancorp	3,653	$224,550
Atlantic Union Bankshares Corp., Class B	7,337	220,257
Axos Financial, Inc.(b)	3,063	213,001
Banc of California, Inc.	7,745	106,261
BancFirst Corp.	1,122	138,797
Bancorp, Inc. (The)(b)(c)	2,684	137,152
Bank of Hawaii Corp.	2,237	148,783
BankUnited, Inc.	4,205	142,886
Banner Corp.(c)	1,939	119,539
Berkshire Hills Bancorp, Inc.	2,581	63,906
Brookline Bancorp, Inc.	5,046	52,125
Capitol Federal Financial, Inc.(c)	6,847	39,096
Cathay General Bancorp	4,006	171,677
Central Pacific Financial Corp.	1,519	40,557
City Holding Co.	827	97,495
Community Financial System, Inc.(c)	2,963	166,639
Customers Bancorp, Inc.(b)(c)	1,649	84,033
CVB Financial Corp.(c)	7,387	138,506
Dime Community Bancshares, Inc., Class B(c)	2,203	56,529
Eagle Bancorp, Inc.(c)	1,690	29,744
FB Financial Corp.	1,975	86,209
First Bancorp (Puerto Rico)	9,161	183,037
First Bancorp/Southern Pines NC	2,343	96,930
First Commonwealth Financial Corp.	5,736	89,596
First Financial Bancorp	5,373	129,812
First Hawaiian, Inc.	7,113	169,858
Fulton Financial Corp.(c)	10,244	176,709
Hanmi Financial Corp.(c)	1,680	38,506
Heritage Financial Corp.(c)	1,931	45,147
Hilltop Holdings, Inc.(c)	2,604	77,651
Hope Bancorp, Inc.	7,121	71,495
Independent Bank Corp.	2,390	146,985
Lakeland Financial Corp.(c)	1,442	86,333
National Bank Holdings Corp., Class A	2,152	77,795
NBT Bancorp, Inc.	2,946	123,290
Northwest Bancshares, Inc.	7,209	88,527
OFG Bancorp (Puerto Rico)	2,579	106,100
Pacific Premier Bancorp, Inc.	5,424	114,989
Park National Corp.(c)	818	132,974
Pathward Financial, Inc.(c)	1,340	104,587
Preferred Bank(c)	694	58,025
Provident Financial Services, Inc.	7,342	122,611
Renasant Corp.(c)	5,187	181,804
S&T Bancorp, Inc.(c)	2,163	79,296
Seacoast Banking Corp. of Florida	4,771	123,235
ServisFirst Bancshares, Inc.	2,825	210,265
Simmons First National Corp., Class A	7,069	132,614
Southside Bancshares, Inc.(c)	1,602	45,160
Stellar Bancorp, Inc.(c)	2,692	72,469
Tompkins Financial Corp.	714	43,840
Triumph Financial, Inc.(b)(c)	1,243	71,808
TrustCo Bank Corp.	1,082	33,585
Trustmark Corp.	3,432	118,267
United Community Banks, Inc.	6,716	193,018
Veritex Holdings, Inc.(c)	3,086	74,681
WaFd, Inc.(c)	4,588	130,391
Westamerica Bancorporation(c)	1,511	72,604
WSFS Financial Corp.	3,300	174,537
		6,476,273
Capital Markets-10.23%
Acadian Asset Management, Inc.	1,570	47,273
	Shares	Value
Capital Markets-(continued)
Artisan Partners Asset Management, Inc., Class A(c)	3,942	$158,863
BGC Group, Inc., Class A	21,059	195,427
Cohen & Steers, Inc.(c)	1,507	115,798
Donnelley Financial Solutions, Inc.(b)(c)	1,502	81,829
Moelis & Co., Class A	3,985	227,583
Piper Sandler Cos.	906	227,814
PJT Partners, Inc., Class A(c)	1,334	200,980
StepStone Group, Inc., Class A	3,723	215,376
StoneX Group, Inc.(b)	2,419	204,780
Virtu Financial, Inc., Class A	4,546	182,704
Virtus Investment Partners, Inc.(c)	370	63,159
WisdomTree, Inc.(c)	6,473	61,105
		1,982,691
Consumer Finance-2.84%
Bread Financial Holdings, Inc.(c)	2,762	141,525
Encore Capital Group, Inc.(b)(c)	1,344	50,938
Enova International, Inc.(b)	1,452	134,557
EZCORP, Inc., Class A(b)(c)	2,943	39,583
Navient Corp.	4,198	56,421
PRA Group, Inc.(b)(c)	2,217	31,459
PROG Holdings, Inc.(c)	2,351	67,779
World Acceptance Corp.(b)(c)	183	28,270
		550,532
Diversified REITs-3.04%
Alexander & Baldwin, Inc.	4,081	73,091
American Assets Trust, Inc.	2,675	53,339
Armada Hoffler Properties, Inc.	4,454	31,000
Essential Properties Realty Trust, Inc.	10,590	344,175
Global Net Lease, Inc.(c)	11,229	87,137
		588,742
Financial Services-10.04%
Enact Holdings, Inc.	1,641	58,091
EVERTEC, Inc. (Puerto Rico)	3,579	129,667
HA Sustainable Infrastructure Capital, Inc.(c)	6,693	167,660
Jackson Financial, Inc., Class A	4,168	341,401
Mr. Cooper Group, Inc.(b)(c)	3,583	464,106
NCR Atleos Corp.(b)	4,075	108,028
NMI Holdings, Inc., Class A(b)(c)	4,414	175,324
Payoneer Global, Inc.(b)	14,431	98,275
Radian Group, Inc.	8,187	279,586
Walker & Dunlop, Inc.(c)	1,805	123,625
		1,945,763
Health Care REITs-2.98%
CareTrust REIT, Inc.	10,587	304,482
LTC Properties, Inc.(c)	2,558	90,528
Medical Properties Trust, Inc.(c)	33,779	154,370
Universal Health Realty Income Trust	711	28,234
		577,614
Hotel & Resort REITs-4.25%
Apple Hospitality REIT, Inc.	12,554	145,501
DiamondRock Hospitality Co.	11,768	89,908
Pebblebrook Hotel Trust(c)	6,776	62,204
Ryman Hospitality Properties, Inc.(c)	3,377	327,940
Summit Hotel Properties, Inc.(c)	6,055	26,521
Sunstone Hotel Investors, Inc.(c)	11,294	101,194
Xenia Hotels & Resorts, Inc.(c)	5,763	70,481
		823,749
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Industrial REITs-2.83%
Innovative Industrial Properties, Inc.(c)	1,602	$88,462
LXP Industrial Trust(c)	16,638	142,754
Terreno Realty Corp.	5,625	317,363
		548,579
Insurance-10.17%
AMERISAFE, Inc.	1,079	51,220
Assured Guaranty Ltd.	2,700	228,285
Employers Holdings, Inc.(c)	1,399	68,089
Genworth Financial, Inc., Class A(b)(c)	24,026	169,383
Goosehead Insurance, Inc., Class A(c)	1,372	148,533
HCI Group, Inc.(c)	480	81,010
Horace Mann Educators Corp.	2,290	99,455
Lincoln National Corp.	9,610	318,475
Mercury General Corp.	1,503	96,913
Palomar Holdings, Inc.(b)	1,493	256,005
ProAssurance Corp.(b)	2,872	66,602
Safety Insurance Group, Inc.(c)	833	68,423
SiriusPoint Ltd. (Sweden)(b)	5,197	101,809
Stewart Information Services Corp.	1,561	94,191
Trupanion, Inc.(b)(c)	1,881	88,764
United Fire Group, Inc., (Acquired 06/13/2017 - 04/10/2025; Cost $51,759)(d)	1,192	33,912
		1,971,069
Mortgage REITs-4.17%
Apollo Commercial Real Estate Finance, Inc.	7,185	70,629
Arbor Realty Trust, Inc.(c)	10,611	101,653
ARMOUR Residential REIT, Inc.(c)	4,326	70,125
Blackstone Mortgage Trust, Inc., Class A(c)	9,654	182,364
Ellington Financial, Inc.	5,092	64,007
Franklin BSP Realty Trust, Inc.(c)	4,675	51,565
KKR Real Estate Finance Trust, Inc.(c)	3,281	29,299
New York Mortgage Trust, Inc.(c)	5,159	33,688
PennyMac Mortgage Investment Trust	4,883	59,963
Ready Capital Corp.(c)	9,482	42,385
Redwood Trust, Inc.(c)	7,433	40,510
Two Harbors Investment Corp.(c)	5,870	62,163
		808,351
Office REITs-3.65%
Brandywine Realty Trust(c)	9,700	41,031
Douglas Emmett, Inc.(c)	9,420	134,047
Easterly Government Properties, Inc.(c)	2,225	48,349
Highwoods Properties, Inc.	6,055	179,833
JBG SMITH Properties, (Acquired 03/17/2023 - 04/10/2025; Cost $69,735)(c)(d)	4,751	81,242
SL Green Realty Corp.	3,941	223,731
		708,233
Real Estate Management & Development-1.79%
Cushman & Wakefield PLC(b)	12,911	129,497
eXp World Holdings, Inc.(c)	4,748	40,453
Kennedy-Wilson Holdings, Inc.(c)	6,622	42,182
	Shares	Value
Real Estate Management & Development-(continued)
Marcus & Millichap, Inc.(c)	1,353	$38,980
St. Joe Co. (The)	2,133	95,367
		346,479
Residential REITs-1.29%
Centerspace(c)	930	59,287
Elme Communities	4,981	79,995
NexPoint Residential Trust, Inc.	1,243	42,262
Veris Residential, Inc.	4,546	69,099
		250,643
Retail REITs-6.26%
Acadia Realty Trust(c)	6,732	129,658
Curbline Properties Corp.	5,319	120,688
Getty Realty Corp.(c)	2,869	83,947
Macerich Co. (The)	14,038	227,135
Phillips Edison & Co., Inc.	7,068	250,631
Saul Centers, Inc.(c)	691	23,273
SITE Centers Corp.(c)	2,743	32,697
Tanger, Inc.	6,228	185,595
Urban Edge Properties	7,058	128,173
Whitestone REIT	2,497	30,763
		1,212,560
Specialized REITs-2.94%
Four Corners Property Trust, Inc.(c)	5,625	155,306
Millrose Properties, Inc.(b)(c)	6,766	188,568
Outfront Media, Inc.	7,752	128,063
Safehold, Inc.(c)	2,572	38,760
Uniti Group, Inc.(c)	13,819	59,422
		570,119
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $20,141,494)		19,361,397
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.67%
Invesco Private Government Fund, 4.29%(e)(f)(g)	1,360,927	1,360,927
Invesco Private Prime Fund, 4.45%(e)(f)(g)	3,420,590	3,421,274
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,782,244)		4,782,201
TOTAL INVESTMENTS IN SECURITIES-124.57% (Cost $24,923,738)		24,143,598
OTHER ASSETS LESS LIABILITIES-(24.57)%		(4,762,184)
NET ASSETS-100.00%		$19,381,414
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $115,154, which represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,041	$627,027	$(640,068)	$-	$-	$-	$388
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,246,920	10,469,522	(10,355,515)	-	-	1,360,927	53,559 *
Invesco Private Prime Fund	3,403,477	24,248,193	(24,229,617)	(294)	(485)	3,421,274	142,154 *
Total	$4,663,438	$35,344,742	$(35,225,200)	$(294)	$(485)	$4,782,201	$196,101

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Biotechnology-23.62%
Acadia Pharmaceuticals, Inc.(b)(c)	128,884	$2,780,028
ADMA Biologics, Inc.(b)	247,792	4,916,193
Alkermes PLC(b)(c)	170,442	5,217,230
Arcus Biosciences, Inc.(b)(c)	70,439	629,020
Arrowhead Pharmaceuticals, Inc.(b)(c)	131,549	2,113,992
Catalyst Pharmaceuticals, Inc.(b)	117,537	2,933,723
Dynavax Technologies Corp.(b)(c)	127,964	1,252,768
Krystal Biotech, Inc.(b)(c)	26,533	3,342,097
Myriad Genetics, Inc.(b)	95,287	399,252
Protagonist Therapeutics, Inc.(b)(c)	62,483	2,966,068
TG Therapeutics, Inc.(b)(c)	139,937	4,913,188
Vericel Corp.(b)(c)	51,667	2,133,589
Vir Biotechnology, Inc.(b)(c)	96,657	477,486
Xencor, Inc.(b)(c)	73,252	586,016
		34,660,650
Health Care Equipment & Supplies-34.91%
Artivion, Inc.(b)(c)	39,489	1,168,085
Avanos Medical, Inc.(b)	48,151	605,258
CONMED Corp.(c)	32,338	1,835,181
Embecta Corp.	61,025	642,593
Enovis Corp.(b)(c)	59,532	1,863,352
Glaukos Corp.(b)(c)	57,795	5,449,490
ICU Medical, Inc.(b)(c)	25,670	3,461,856
Inspire Medical Systems, Inc.(b)(c)	31,098	4,297,744
Integer Holdings Corp.(b)(c)	35,156	4,175,126
Integra LifeSciences Holdings Corp.(b)(c)	69,462	879,389
LeMaitre Vascular, Inc.(c)	21,416	1,760,395
Merit Medical Systems, Inc.(b)(c)	61,101	5,806,428
Neogen Corp.(b)(c)	206,646	1,210,946
Omnicell, Inc.(b)(c)	48,478	1,472,277
QuidelOrtho Corp.(b)(c)	68,991	2,115,954
STAAR Surgical Co., (Acquired 08/21/2023 - 08/21/2023; Cost $2,176,683)(b)(c)(d)	51,560	918,284
Tandem Diabetes Care, Inc.(b)(c)	68,746	1,362,546
Teleflex, Inc.	48,684	5,952,593
TransMedics Group, Inc.(b)(c)	35,129	4,465,598
UFP Technologies, Inc.(b)(c)	7,630	1,786,946
		51,230,041
Health Care Providers & Services-18.96%
AdaptHealth Corp.(b)(c)	111,711	1,003,165
Addus HomeCare Corp.(b)(c)	18,766	2,081,337
AMN Healthcare Services, Inc.(b)	40,090	846,300
Astrana Health, Inc.(b)(c)	43,508	1,078,563
Concentra Group Holdings Parent, Inc.	113,301	2,450,700
CorVel Corp.(b)(c)	28,523	3,173,754
National HealthCare Corp.(c)	12,927	1,346,218
NeoGenomics, Inc.(b)(c)	134,356	978,112
Owens & Minor, Inc.(b)(c)	77,365	510,609
Pediatrix Medical Group, Inc.(b)	88,473	1,251,893
Premier, Inc., Class A(c)	95,383	2,191,901
Privia Health Group, Inc.(b)(c)	108,022	2,458,581
Progyny, Inc.(b)(c)	77,542	1,667,153
RadNet, Inc.(b)(c)	68,273	3,925,015
Select Medical Holdings Corp.	109,366	1,672,206
U.S. Physical Therapy, Inc.(c)	15,795	1,184,467
		27,819,974
Health Care Technology-2.59%
Certara, Inc.(b)(c)	114,586	1,301,697
	Shares	Value
Health Care Technology-(continued)
HealthStream, Inc.	25,179	$705,516
Schrodinger, Inc.(b)(c)	58,003	1,254,025
Simulations Plus, Inc.(c)	17,030	542,320
		3,803,558
Life Sciences Tools & Services-2.31%
Azenta, Inc.(b)(c)	47,832	1,278,071
BioLife Solutions, Inc.(b)(c)	37,879	828,793
Cytek Biosciences, Inc.(b)(c)	109,301	302,764
Fortrea Holdings, Inc.(b)(c)	93,890	403,727
Mesa Laboratories, Inc.	5,699	573,433
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	20,053	0
		3,386,788
Pharmaceuticals-17.50%
Amphastar Pharmaceuticals, Inc.(b)(c)	39,259	1,009,349
ANI Pharmaceuticals, Inc.(b)(c)	17,371	1,020,025
Collegium Pharmaceutical, Inc.(b)(c)	33,886	987,438
Corcept Therapeutics, Inc.(b)(c)	97,748	7,581,335
Harmony Biosciences Holdings, Inc.(b)(c)	39,999	1,379,965
Innoviva, Inc.(b)(c)	57,998	1,135,021
Ligand Pharmaceuticals, Inc.(b)(c)	19,777	2,021,011
Organon & Co.(c)	269,955	2,488,985
Pacira BioSciences, Inc.(b)(c)	48,332	1,248,899
Phibro Animal Health Corp., Class A	21,293	519,975
Prestige Consumer Healthcare, Inc.(b)(c)	51,931	4,448,929
Supernus Pharmaceuticals, Inc.(b)(c)	57,804	1,832,387
		25,673,319
Total Common Stocks & Other Equity Interests (Cost $168,827,656)		146,574,330

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(f)(g) (Cost $138,181)	138,181	138,181
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $168,965,837)		146,712,511
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.00%
Invesco Private Government Fund, 4.29%(f)(g)(h)	13,208,541	13,208,541
Invesco Private Prime Fund, 4.45%(f)(g)(h)	33,746,566	33,753,315
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,963,652)		46,961,856
TOTAL INVESTMENTS IN SECURITIES-131.99% (Cost $215,929,489)		193,674,367
OTHER ASSETS LESS LIABILITIES-(31.99)%		(46,934,777)
NET ASSETS-100.00%		$146,739,590
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)	Restricted security. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$50,692	$924,562	$(837,073)	$-	$-	$138,181	$2,658
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,787,300	48,966,858	(55,545,617)	-	-	13,208,541	551,717 *
Invesco Private Prime Fund	47,860,367	89,706,665	(103,806,022)	(6,027)	(1,668)	33,753,315	1,465,023 *
Total	$67,698,359	$139,598,085	$(160,188,712)	$(6,027)	$(1,668)	$47,100,037	$2,019,398

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Aerospace & Defense-9.49%
AAR Corp.(b)	18,417	$1,130,988
AeroVironment, Inc.(b)(c)	14,618	2,602,443
Kratos Defense & Security Solutions, Inc.(b)(c)	79,788	2,943,379
Mercury Systems, Inc.(b)(c)	26,481	1,304,189
Moog, Inc., Class A	14,800	2,742,588
National Presto Industries, Inc.	2,669	228,600
Triumph Group, Inc.(b)	40,409	1,042,148
		11,994,335
Air Freight & Logistics-0.98%
Forward Air Corp.(b)(c)	10,429	174,999
Hub Group, Inc., Class A	31,712	1,069,011
		1,244,010
Building Products-13.96%
American Woodmark Corp.(b)	7,859	443,012
Apogee Enterprises, Inc.	11,460	442,929
Armstrong World Industries, Inc.	22,754	3,541,205
AZZ, Inc.	15,599	1,414,673
CSW Industrials, Inc.	8,761	2,679,026
Gibraltar Industries, Inc.(b)	15,839	927,849
Griffon Corp.	20,594	1,415,838
Hayward Holdings, Inc.(b)	74,222	1,035,397
Insteel Industries, Inc.	10,143	355,208
MasterBrand, Inc.(b)	66,351	676,780
Quanex Building Products Corp.(c)	24,644	412,294
Resideo Technologies, Inc.(b)	76,724	1,588,187
Zurn Elkay Water Solutions Corp.(c)	74,570	2,698,688
		17,631,086
Commercial Services & Supplies-11.35%
ABM Industries, Inc.	32,472	1,709,651
Brady Corp., Class A	23,086	1,610,710
CoreCivic, Inc.(b)(c)	57,350	1,259,406
Deluxe Corp.	23,111	329,794
Enviri Corp.(b)	41,833	340,939
GEO Group, Inc. (The)(b)	71,039	1,927,999
Healthcare Services Group, Inc.(b)	38,363	540,918
HNI Corp.	24,955	1,161,156
Interface, Inc.	30,436	611,459
Liquidity Services, Inc.(b)(c)	11,828	276,420
MillerKnoll, Inc.	35,580	600,235
OPENLANE, Inc.(b)(c)	55,775	1,278,921
Pitney Bowes, Inc.	82,522	849,977
UniFirst Corp.	7,834	1,477,179
Vestis Corp.(c)	59,834	368,577
		14,343,341
Construction & Engineering-12.82%
Arcosa, Inc.	25,463	2,196,693
Dycom Industries, Inc.(b)	15,231	3,501,912
Everus Construction Group, Inc.(b)(c)	26,613	1,541,159
Granite Construction, Inc.(c)	22,674	2,028,189
MYR Group, Inc.(b)	8,416	1,320,050
Sterling Infrastructure, Inc.(b)(c)	16,033	3,014,364
WillScot Holdings Corp.	96,450	2,599,327
		16,201,694
Electrical Equipment-1.77%
Powell Industries, Inc.	4,912	833,026
Sunrun, Inc.(b)(c)	117,112	877,169
Vicor Corp.(b)(c)	12,028	524,902
		2,235,097
	Shares	Value
Ground Transportation-3.43%
ArcBest Corp.	12,156	$762,059
Heartland Express, Inc.	22,544	201,769
Hertz Global Holdings, Inc.(b)(c)	64,041	419,468
Marten Transport Ltd.	30,193	393,717
RXO, Inc.(b)(c)	73,809	1,146,254
Schneider National, Inc., Class B	24,535	568,476
Werner Enterprises, Inc.(c)	32,287	837,848
		4,329,591
Machinery-26.49%
Alamo Group, Inc.	5,414	1,072,189
Albany International Corp., Class A	16,339	1,079,518
Astec Industries, Inc.	11,903	467,669
Enerpac Tool Group Corp.	28,398	1,217,706
Enpro, Inc.	10,958	2,028,764
ESCO Technologies, Inc.	13,472	2,441,665
Federal Signal Corp.(c)	31,899	3,000,739
Franklin Electric Co., Inc.	20,511	1,771,945
Gates Industrial Corp. PLC(b)	118,667	2,509,807
Greenbrier Cos., Inc. (The)	16,370	737,796
Hillenbrand, Inc.	36,761	718,310
JBT Marel Corp.	24,103	2,767,266
Kadant, Inc.(c)	6,132	1,924,896
Kennametal, Inc.(c)	40,384	869,468
Lindsay Corp.	5,673	790,816
Mueller Water Products, Inc., Class A	81,750	2,005,328
Proto Labs, Inc.(b)	12,795	473,159
SPX Technologies, Inc.(b)	24,201	3,680,730
Standex International Corp.	6,212	937,639
Tennant Co.	9,853	733,260
Titan International, Inc.(b)	25,050	181,362
Trinity Industries, Inc.	42,891	1,104,014
Worthington Enterprises, Inc.	16,197	954,165
		33,468,211
Marine Transportation-1.55%
Matson, Inc.	17,336	1,956,368
Passenger Airlines-2.85%
Allegiant Travel Co.(c)	7,593	422,019
JetBlue Airways Corp.(b)(c)	158,478	800,314
SkyWest, Inc.(b)	21,053	2,135,827
Sun Country Airlines Holdings, Inc.(b)	20,535	237,795
		3,595,955
Professional Services-7.85%
Amentum Holdings, Inc.(b)	78,747	1,626,913
CSG Systems International, Inc.	14,412	952,057
Heidrick & Struggles International, Inc.	10,654	465,154
Korn Ferry	26,928	1,831,373
NV5 Global, Inc.(b)	27,174	600,545
Robert Half, Inc.(c)	52,433	2,400,907
Verra Mobility Corp., Class A(b)	86,033	2,034,680
		9,911,629
Trading Companies & Distributors-7.40%
Air Lease Corp., Class A	54,072	3,115,088
Boise Cascade Co.	20,049	1,741,857
DNOW, Inc.(b)	55,154	795,321
DXP Enterprises, Inc.(b)	6,636	548,664
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
GMS, Inc.(b)(c)	20,263	$1,534,517
Rush Enterprises, Inc., Class A	32,539	1,615,561
		9,351,008
Total Common Stocks & Other Equity Interests (Cost $117,799,477)		126,262,325

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $11,778)	11,778	11,778
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $117,811,255)		126,274,103
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.25%
Invesco Private Government Fund, 4.29%(d)(e)(f)	6,606,254	$6,606,254
Invesco Private Prime Fund, 4.45%(d)(e)(f)	17,703,995	17,707,536
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,314,099)		24,313,790
TOTAL INVESTMENTS IN SECURITIES-119.20% (Cost $142,125,354)		150,587,893
OTHER ASSETS LESS LIABILITIES-(19.20)%		(24,254,551)
NET ASSETS-100.00%		$126,333,342

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,721	$2,214,256	$(2,269,199)	$-	$-	$11,778	$3,412
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,467,736	82,709,435	(82,570,917)	-	-	6,606,254	291,854 *
Invesco Private Prime Fund	17,590,083	175,980,910	(175,858,641)	(1,174)	(3,642)	17,707,536	777,688 *
Total	$24,124,540	$260,904,601	$(260,698,757)	$(1,174)	$(3,642)	$24,325,568	$1,072,954

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communications Equipment-7.45%
Calix, Inc.(b)	93,638	$4,329,821
Digi International, Inc.(b)(c)	58,539	1,897,249
Extreme Networks, Inc.(b)(c)	210,601	3,300,118
Harmonic, Inc.(b)(c)	185,697	1,674,987
NetScout Systems, Inc.(b)(c)	113,831	2,599,900
Viasat, Inc.(b)(c)	135,194	1,180,244
Viavi Solutions, Inc.(b)(c)	352,405	3,210,409
		18,192,728
Electronic Equipment, Instruments & Components-30.34%
Advanced Energy Industries, Inc.(c)	59,769	6,860,286
Arlo Technologies, Inc.(b)(c)	159,182	2,279,486
Badger Meter, Inc.	46,663	11,582,690
Benchmark Electronics, Inc.	57,103	2,085,402
CTS Corp.	47,781	1,944,209
ePlus, Inc.(b)(c)	41,787	2,982,338
Insight Enterprises, Inc.(b)(c)	43,352	5,652,667
Itron, Inc.(b)	71,530	8,268,868
Knowles Corp.(b)(c)	139,068	2,282,106
OSI Systems, Inc.(b)(c)	24,788	5,431,299
PC Connection, Inc.(c)	19,604	1,282,102
Plexus Corp.(b)(c)	42,896	5,630,529
Rogers Corp.(b)(c)	26,940	1,793,396
Sanmina Corp.(b)	86,187	7,299,177
ScanSource, Inc.(b)(c)	34,243	1,382,732
TTM Technologies, Inc.(b)(c)	161,770	4,830,452
Vishay Intertechnology, Inc.(c)	178,248	2,507,949
		74,095,688
IT Services-3.46%
DigitalOcean Holdings, Inc.(b)(c)	101,018	2,858,809
DXC Technology Co.(b)	287,224	4,365,805
Grid Dynamics Holdings, Inc.(b)(c)	97,853	1,226,098
		8,450,712
Semiconductors & Semiconductor Equipment-21.79%
Alpha & Omega Semiconductor Ltd.(b)	38,263	811,941
Axcelis Technologies, Inc.(b)(c)	51,568	2,905,341
CEVA, Inc.(b)(c)	37,487	703,256
Cohu, Inc.(b)(c)	73,950	1,262,326
Diodes, Inc.(b)(c)	73,509	3,263,799
FormFactor, Inc.(b)(c)	122,875	3,667,819
Ichor Holdings Ltd.(b)	53,714	847,607
Impinj, Inc.(b)(c)	36,672	4,183,908
Kulicke & Soffa Industries, Inc. (Singapore)(c)	84,686	2,722,655
MaxLinear, Inc.(b)	122,184	1,391,676
PDF Solutions, Inc.(b)(c)	49,207	870,964
Penguin Solutions, Inc.(b)(c)	84,537	1,501,377
Photronics, Inc.(b)	100,480	1,679,021
Qorvo, Inc.(b)(c)	148,163	11,263,351
Semtech Corp.(b)(c)	136,269	5,086,922
SiTime Corp.(b)(c)	30,323	5,945,431
SolarEdge Technologies, Inc.(b)(c)	91,938	1,642,013
Ultra Clean Holdings, Inc.(b)(c)	71,482	1,384,606
Veeco Instruments, Inc.(b)(c)	91,916	1,774,898
Wolfspeed, Inc.(b)(c)	246,799	293,691
		53,202,602
	Shares	Value
Software-33.48%
A10 Networks, Inc.	116,909	$2,017,849
ACI Worldwide, Inc.(b)(c)	166,403	7,697,803
Adeia, Inc.	173,336	2,225,634
Agilysys, Inc.(b)(c)	35,616	3,772,091
Alarm.com Holdings, Inc.(b)(c)	78,414	4,500,964
BlackLine, Inc.(b)(c)	82,273	4,601,529
Box, Inc., Class A(b)(c)	227,975	8,622,015
CleanSpark, Inc.(b)(c)	441,024	3,806,037
Clear Secure, Inc., Class A	149,151	3,691,487
InterDigital, Inc.(c)	40,747	8,852,693
LiveRamp Holdings, Inc.(b)(c)	104,326	3,398,941
MARA Holdings, Inc.(b)(c)	538,401	7,602,222
N-able, Inc.(b)(c)	111,986	872,371
NCR Voyix Corp.(b)(c)	231,569	2,568,100
Progress Software Corp.	68,804	4,235,574
Sprinklr, Inc., Class A(b)(c)	177,388	1,497,155
SPS Commerce, Inc.(b)	60,199	8,473,611
Teradata Corp.(b)	151,821	3,333,989
		81,770,065
Technology Hardware, Storage & Peripherals-3.45%
Corsair Gaming, Inc.(b)(c)	71,419	627,773
Sandisk Corp.(b)(c)	182,813	6,890,222
Xerox Holdings Corp.(c)	183,593	897,770
		8,415,765
Total Common Stocks & Other Equity Interests (Cost $234,620,019)		244,127,560

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $25,799)	25,799	25,799
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $234,645,818)		244,153,359
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.69%
Invesco Private Government Fund, 4.29%(d)(e)(f)	21,585,970	21,585,970
Invesco Private Prime Fund, 4.45%(d)(e)(f)	55,796,688	55,807,847
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,395,324)		77,393,817
TOTAL INVESTMENTS IN SECURITIES-131.67% (Cost $312,041,142)		321,547,176
OTHER ASSETS LESS LIABILITIES-(31.67)%		(77,335,643)
NET ASSETS-100.00%		$244,211,533
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,012	$5,985,221	$(5,983,434)	$-	$-	$25,799	$2,363
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,293,727	113,647,553	(111,355,310)	-	-	21,585,970	850,840 *
Invesco Private Prime Fund	50,010,784	227,276,529	(221,468,743)	(5,851)	(4,872)	55,807,847	2,268,790 *
Total	$69,328,523	$346,909,303	$(338,807,487)	$(5,851)	$(4,872)	$77,419,616	$3,121,993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Chemicals-66.71%
AdvanSix, Inc.	4,876	$114,635
Balchem Corp.(b)	5,871	978,696
Celanese Corp.(b)	19,742	1,042,970
Chemours Co. (The)(b)	27,311	276,660
Element Solutions, Inc.	40,234	860,203
FMC Corp.	22,546	914,466
H.B. Fuller Co.(b)	9,587	535,146
Hawkins, Inc.	3,487	465,480
Ingevity Corp.(b)(c)	6,661	275,566
Innospec, Inc.	4,560	387,965
Koppers Holdings, Inc.	3,698	113,602
Minerals Technologies, Inc.	5,828	330,914
Quaker Chemical Corp.(b)	2,508	271,967
Sensient Technologies Corp.(b)	7,089	670,123
Stepan Co.	3,874	210,319
		7,448,712
Containers & Packaging-10.89%
O-I Glass, Inc.(b)(c)	28,164	369,230
Sealed Air Corp.	26,314	847,311
		1,216,541
Metals & Mining-19.22%
Alpha Metallurgical Resources, Inc.(b)(c)	2,002	224,304
Century Aluminum Co.(b)(c)	9,479	146,830
Kaiser Aluminum Corp.(b)	2,908	211,092
Materion Corp.	3,793	293,692
Metallus, Inc.(b)(c)	6,822	86,162
MP Materials Corp.(b)(c)	21,232	462,645
SunCoke Energy, Inc.	15,388	125,259
Warrior Met Coal, Inc.(b)	9,605	436,547
Worthington Steel, Inc.(b)	6,388	159,061
		2,145,592
	Shares	Value
Paper & Forest Products-2.96%
Sylvamo Corp.	6,233	$330,162
Total Common Stocks & Other Equity Interests (Cost $12,624,466)		11,141,007

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $15,580)	15,580	15,580
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $12,640,046)		11,156,587
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.78%
Invesco Private Government Fund, 4.29%(d)(e)(f)	1,006,049	1,006,049
Invesco Private Prime Fund, 4.45%(d)(e)(f)	2,541,057	2,541,565
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,547,614)		3,547,614
TOTAL INVESTMENTS IN SECURITIES-131.70% (Cost $16,187,660)		14,704,201
OTHER ASSETS LESS LIABILITIES-(31.70)%		(3,539,032)
NET ASSETS-100.00%		$11,165,169

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,205	$455,810	$(447,435)	$-	$-	$15,580	$471
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$816,311	$12,138,950	$(11,949,212)	$-	$-	$1,006,049	$30,414 *
Invesco Private Prime Fund	2,129,762	25,162,196	(24,750,104)	(68)	(221)	2,541,565	82,080 *
Total	$2,953,278	$37,756,956	$(37,146,751)	$(68)	$(221)	$3,563,194	$112,965

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
May 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Diversified Telecommunication Services-9.39%
Cogent Communications Holdings, Inc.(b)	8,394	$383,690
Lumen Technologies, Inc.(b)(c)	201,750	790,860
Shenandoah Telecommunications Co.(b)	9,118	114,704
		1,289,254
Electric Utilities-9.41%
MGE Energy, Inc.	7,198	650,123
Otter Tail Corp.(b)	8,316	641,829
		1,291,952
Entertainment-9.83%
Cinemark Holdings, Inc.(b)	21,230	716,937
Madison Square Garden Sports Corp., Class A(c)	3,331	632,524
		1,349,461
Gas Utilities-11.49%
Chesapeake Utilities Corp.	4,529	553,399
MDU Resources Group, Inc.	40,534	696,779
Northwest Natural Holding Co.	7,978	326,859
		1,577,037
Independent Power and Renewable Electricity Producers-5.14%
Clearway Energy, Inc., Class A	6,881	198,517
Clearway Energy, Inc., Class C	16,467	506,690
		705,207
Interactive Media & Services-19.36%
Angi, Inc.(b)(c)	8,719	136,452
CarGurus, Inc.(b)(c)	17,485	547,980
Cars.com, Inc.(b)(c)	11,841	121,370
IAC, Inc.(b)(c)	14,080	506,317
QuinStreet, Inc.(b)(c)	11,226	171,421
Shutterstock, Inc.	4,778	88,154
TripAdvisor, Inc.(c)	21,886	311,657
Yelp, Inc.(b)(c)	13,085	499,454
Ziff Davis, Inc.(b)(c)	8,497	275,643
		2,658,448
Media-8.91%
Cable One, Inc.(b)	916	134,039
John Wiley & Sons, Inc., Class A(b)	8,152	318,906
Scholastic Corp.(b)	4,934	85,210
TechTarget, Inc.(b)(c)	5,398	43,670
TEGNA, Inc.	32,032	535,575
Thryv Holdings, Inc.(b)(c)	8,017	106,626
		1,224,026
Multi-Utilities-5.70%
Avista Corp.	15,742	606,224
Unitil Corp.	3,230	177,101
		783,325
	Shares	Value
Software-2.79%
DoubleVerify Holdings, Inc.(c)	27,914	$383,538
Water Utilities-12.18%
American States Water Co.	7,514	592,629
California Water Service Group	11,824	558,684
Middlesex Water Co.	3,550	205,722
SJW Group	6,016	315,720
		1,672,755
Wireless Telecommunication Services-5.76%
Gogo, Inc.(b)(c)	11,753	124,699
Telephone and Data Systems, Inc.(b)	19,388	666,172
		790,871
Total Common Stocks & Other Equity Interests (Cost $14,512,960)		13,725,874

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $9,965)	9,965	9,965
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $14,522,925)		13,735,839
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.75%
Invesco Private Government Fund, 4.29%(d)(e)(f)	865,735	865,735
Invesco Private Prime Fund, 4.45%(d)(e)(f)	2,257,476	2,257,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,123,663)		3,123,663
TOTAL INVESTMENTS IN SECURITIES-122.78% (Cost $17,646,588)		16,859,502
OTHER ASSETS LESS LIABILITIES-(22.78)%		(3,128,434)
NET ASSETS-100.00%		$13,731,068
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
May 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$329,218	$(319,253)	$-	$-	$9,965	$489
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,451,434	11,340,367	(11,926,066)	-	-	865,735	50,547 *
Invesco Private Prime Fund	3,780,347	22,052,998	(23,574,669)	(158)	(590)	2,257,928	134,093 *
Total	$5,231,781	$33,722,583	$(35,819,988)	$(158)	$(590)	$3,133,628	$185,129

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$644,000,569	$-	$-	$644,000,569
Money Market Funds	433,078	108,139,880	-	108,572,958
Total Investments	$644,433,647	$108,139,880	$-	$752,573,527
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,610,947	$-	$-	$21,610,947
Money Market Funds	13,129	6,649,154	-	6,662,283
Total Investments	$21,624,076	$6,649,154	$-	$28,273,230
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$43,593,780	$-	$-	$43,593,780
Money Market Funds	2,602	14,534,627	-	14,537,229
Total Investments	$43,596,382	$14,534,627	$-	$58,131,009
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,529,364	$-	$-	$55,529,364
Money Market Funds	67,792	17,534,491	-	17,602,283
Total Investments	$55,597,156	$17,534,491	$-	$73,131,647
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,361,397	$-	$-	$19,361,397
Money Market Funds	-	4,782,201	-	4,782,201
Total Investments	$19,361,397	$4,782,201	$-	$24,143,598

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$146,574,330	$-	$0	$146,574,330
Money Market Funds	138,181	46,961,856	-	47,100,037
Total Investments	$146,712,511	$46,961,856	$0	$193,674,367
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,262,325	$-	$-	$126,262,325
Money Market Funds	11,778	24,313,790	-	24,325,568
Total Investments	$126,274,103	$24,313,790	$-	$150,587,893
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$244,127,560	$-	$-	$244,127,560
Money Market Funds	25,799	77,393,817	-	77,419,616
Total Investments	$244,153,359	$77,393,817	$-	$321,547,176
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,141,007	$-	$-	$11,141,007
Money Market Funds	15,580	3,547,614	-	3,563,194
Total Investments	$11,156,587	$3,547,614	$-	$14,704,201
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,725,874	$-	$-	$13,725,874
Money Market Funds	9,965	3,123,663	-	3,133,628
Total Investments	$13,735,839	$3,123,663	$-	$16,859,502